Commitments (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)
Commitments [Line Items]
Financing commitments on which criteria for funding have not been completed	$ 859.0	$ 355.0
Financing commitments to Trade Finance clients that are cancelable only after a notice period, amount	406.0	112.0
Additional funding commitments	1,700.0	1,300.0
Line of Credit Facility, Maximum Borrowing Capacity	1,500.0
Other liabilities	3,158.7	2,888.8
Commitments and investments that qualify for community reinvestment tax credit	15.7
Deferred Purchase Agreements [Member]
Commitments [Line Items]
DPA credit protection provided to clients	1,720.0	1,775.0
DPA credit line agreements net of Deferred Purchase Agreement credit protection	87.0	79.0
Other liabilities	$ 4.4	$ 5.2
Contractual Commitments [Member]
Commitments [Line Items]
Railcars | item	6,800
Purchase and Funding Commitments [Member]
Commitments [Line Items]
Aircraft remaining to be purchased, contractual commitments | item	139
HECM Reverse Mortgage Loan Commitments [Member]
Commitments [Line Items]
Financing commitments on which criteria for funding have not been completed	$ 50.0
Maximum [Member]
Commitments [Line Items]
Typical notice period	90 days
Maximum [Member] | Deferred Purchase Agreements [Member]
Commitments [Line Items]
DPA credit line agreements, cancellation notice period	90 days
Minimum [Member]
Commitments [Line Items]
Percent required of claim amount for loan service	98.00%
OneWest Bank [Member]
Commitments [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,000.0
Net exposure for loan commitments	48.0
OneWest Bank [Member] | Maximum [Member]
Commitments [Line Items]
FDIC Indemnification Asset, Additional Estimated Losses	200.0
OneWest Bank [Member] | Minimum [Member]
Commitments [Line Items]
FDIC Indemnification Asset, Period Increase (Decrease)	$ 200.0